Provision for lawsuits and administrative proceedings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	$ 22,551	$ 8,082	$ 17,947	$ 18,082
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	883
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	18,650	7,532
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	$ 3,018	$ 550